Stock-Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Common stock issurance (in Shares)	10,502,696	9,830,005
Fair value of options granted	$ 2.78	$ 0.07
Stock-based compensation expense of stock options	1,139,247	$ 131,732
Stock options expected vest	$ 7,031,949
weighted-average period	4 years 7 months 6 days